Significant accounting policies (Tables) - IFRS 16 [member]	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Impact of IFRS 16 on Financial Statements
Impact of IFRS 16 on the Group income statement

	Year ended 31 December 2018			Year ended 31 December 2017
	As previously	IFRS 16	As	As previously	IFRS 16	As
	reported	adoption	restated	reported	adoption	restated
	$m	$m	$m	$m	$m	$m
Revenue from fee business	1,486	—	1,486	1,379	—	1,379

Revenue from owned, leased and managed lease hotels	447	—	447	351	—	351

System Fund revenues	1,233	—	1,233	1,242	—	1,242

Reimbursement of costs	1,171	—	1,171	1,103	—	1,103

Total revenue	4,337	—	4,337	4,075	—	4,075

Cost of sales	(706)	18	(688)	(571)	17	(554)

System Fund expenses	(1,379)	—	(1,379)	(1,276)	—	(1,276)

Reimbursed costs	(1,171)	—	(1,171)	(1,103)	—	(1,103)

Administrative expenses	(448)	33	(415)	(388)	33	(355)

Share of (losses)/gains of associates and joint ventures	(1)	—	(1)	3	—	3

Other operating income	14	—	14	84	—	84

Depreciation and amortisation	(80)	(35)	(115)	(78)	(34)	(112)

Impairment charge	—	—	—	(18)	—	(18)

Operating profit	566	16	582	728	16	744

Financial income	5	—	5	4	—	4

Financial expenses	(82)	(19)	(101)	(76)	(19)	(95)
Fair value losses on contingent purchase consideration	(4)	—	(4)	—	—	—
Profit before tax	485	(3)	482	656	(3)	653

Tax	(133)	1	(132)	(115)	(3)	(118)

Profit for the year from continuing operations	352	(2)	350	541	(6)	535

Impact of IFRS 16 on the Group statement of comprehensive income

	Year ended 31 December 2018			Year ended 31 December 2017
	As previously reported $m	IFRS 16 adoption $m	As restated $m	As previously reported $m	IFRS 16 adoption $m	As restated $m
Profit for the year	352	(2)	350	541	(6)	535
Exchange gains/(losses) on retranslation of foreign operations, including related tax credit of $2m (2017: net of related tax credit of $1m)	43	1	44	(88)	(2)	(90)
Other items	(10)	—	(10)	(47)	—	(47)
Total comprehensive income for the year	385	(1)	384	406	(8)	398

Impact of IFRS 16 on the Group statement of financial position

	31 December 2018			31 December 2017
	As previously reported $m	IFRS 16 adoption $m	As restated $m	As previously reported $m	IFRS 16 adoption $m	As restated $m
Property, plant and equipment	447	(174)	273	425	(175)	250

Right-of-use assets	—	513	513	—	486	486

Deferred tax assets	60	3	63	75	3	78

Other non-current assets	1,870	—	1,870	1,647	—	1,647

Total non-current assets	2,377	342	2,719	2,147	314	2,461

Trade and other receivables	613	(3)	610	551	(2)	549

Other current assets	763	—	763	312	—	312

Total current assets	1,376	(3)	1,373	863	(2)	861

Total assets	3,753	339	4,092	3,010	312	3,322

Loans and other borrowings	(120)	16	(104)	(126)	16	(110)

Lease liabilities	—	(55)	(55)	—	(44)	(44)

Trade and other payables	(618)	2	(616)	(597)	2	(595)

Other current liabilities	(632)	—	(632)	(557)	—	(557)

Total current liabilities	(1,370)	(37)	(1,407)	(1,280)	(26)	(1,306)

Loans and other borrowings	(2,129)	219	(1,910)	(1,893)	215	(1,678)

Lease liabilities	—	(615)	(615)	—	(589)	(589)

Trade and other payables	(158)	33	(125)	(36)	29	(7)

Deferred tax liabilities	(131)	7	(124)	(101)	6	(95)

Other non-current liabilities	(1,042)	—	(1,042)	(1,001)	—	(1,001)

Total non-current liabilities	(3,460)	(356)	(3,816)	(3,031)	(339)	(3,370)

Total liabilities	(4,830)	(393)	(5,223)	(4,311)	(365)	(4,676)

Net liabilities	(1,077)	(54)	(1,131)	(1,301)	(53)	(1,354)

Currency translation reserve	419	1	420	377	—	377

Retained earnings	1,166	(55)	1,111	951	(53)	898

Other equity	(2,670)	—	(2,670)	(2,636)	—	(2,636)

IHG shareholders’ equity	(1,085)	(54)	(1,139)	(1,308)	(53)	(1,361)

Non-controlling interest	8	—	8	7	—	7

Total equity	(1,077)	(54)	(1,131)	(1,301)	(53)	(1,354)

Impact of IFRS 16 on Basic and Diluted Earnings per Ordinary Share
Impact of IFRS 16 on basic and diluted earnings per ordinary share

	Year ended 31 December 2018			Year ended 31 December 2017
	As previously reported cents	IFRS 16 adoption cents	As restated cents	As previously reported cents	IFRS 16 adoption cents	As restated cents
Basic earnings per ordinary share	184.7	(1.0)	183.7	279.8	(3.1)	276.7

Diluted earnings per ordinary share	182.8	(1.0)	181.8	278.4	(3.1)	275.3